Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement adjustments, tax	$ (28.3)	$ (20.3)	$ 22.1